14. Quarterly Financial Information (Details - Balance Sheets) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Assets:
Cash	$ 11,729	$ 1,915	$ 21	$ 278	$ 544	$ 1,219	$ 280	$ 393	$ 369	$ 1,198	$ 53,993
Total current assets	14,229	1,915	21	278	544	1,219	280	393	369	1,198
Total assets	14,229	1,915	21	278	544	1,219	280	393	369	1,198
Liabilities and Shareholders’ Deficit
Accounts payable	1,081,195	1,011,745	999,048	988,791	993,698	989,112	980,108	950,842	954,539	841,836
Accrued expenses	1,133,680	1,076,376	953,911	901,515	850,685	855,069	723,133	654,843	620,822	657,176
Accrued expenses - officer	2,091,513	1,934,586	1,768,945	1,621,150	1,501,820	1,368,610	1,228,656	1,045,887	927,177	830,445
Accrued expenses - payroll taxes and related penalties and interest	1,006,695	975,619	942,151	910,203	882,545	827,869	772,177	709,366	690,104	674,136
Loans payable, in default and accrued interest	1,631,921	1,563,602	1,512,476	1,479,159	1,478,103	1,462,391	1,439,160	1,354,752	1,359,807	1,405,332
Convertible promissory notes	12,535,800	11,727,303	11,156,871	10,619,063	10,112,812	9,633,186	9,179,229	8,745,375	8,341,171	7,961,954
Due to stockholders	2,661,721	2,662,479	2,624,882	2,601,574	2,548,204	2,510,567	2,474,956	2,436,644	2,388,541	2,385,048
Total current liabilities	22,142,525	20,951,710	20,025,784	19,188,955	18,435,367	17,646,804	16,864,919	15,965,209	15,349,662	14,755,927
Total liabilities			20,025,784	19,188,955	18,435,367		16,864,919	15,965,209	15,349,662
Stockholders' Deficit:
Common stock; $.001 par value; 500,000,000 shares authorized	471,151	471,151	471,150	471,150	471,150	471,151	471,151	471,151	471,151	466,151
Additional paid-in capital	6,369,663	6,369,863	6,370,063	6,370,063	6,370,063	6,370,063	6,370,063	6,370,063	6,370,063	6,354,063
Accumulated other comprehensive loss	122,142	247,392	326,605	347,571	285,000	258,913	245,151	406,617	328,192	150,195
Accumulated deficit	(29,104,252)	(28,049,201)	(27,202,581)	(26,386,461)	(25,570,036)	(24,754,712)	(23,960,003)	(23,221,646)	(22,527,698)	(21,734,138)
Total stockholders' deficit	(22,128,296)	(20,949,795)	(20,025,763)	(19,188,677)	(18,434,823)	(17,645,585)	(16,864,639)	(15,964,816)	(15,349,293)	(14,754,729)	$ (11,015,993)
Total liabilities and stockholders' deficit	14,229	1,915	21	278	544	1,219	280	393	369	1,198
Series A Preferred Stock [Member]
Stockholders' Deficit:
Preferred stock	5,000	5,000	5,000	5,000	5,000	5,000	5,000	5,000	5,000	5,000
Series B Preferred Stock [Member]
Stockholders' Deficit:
Preferred stock	8,000	6,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000	4,000
Series C Preferred Stock [Member]
Stockholders' Deficit:
Preferred stock	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0